Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
3.	Related Party Transactions

The General Partner is responsible for the day-to-day operations of the Partnership and the Investment Manager makes all investment decisions and manages the investment portfolio of the Partnership. The Partnership pays the General Partner an allowance for organizational and offering costs not to exceed 2% of all capital contributions received by the Partnership. Because organizational and offering expenses will be paid as and to the extent they are incurred, organizational and offering expenses may be drawn disproportionately to the gross proceeds of each closing. The General Partner also has a promotional interest in the Partnership equal to 20% of all distributed distributable cash, after the Partnership has provided an 8% cumulative return, compounded annually, to the Limited Partners on their capital contributions. The General Partner has a 1% interest in the profits, losses and distributions of the Partnership. The General Partner will initially receive 1% of all distributed distributable cash which was accrued for at December 31, 2013.

During 2012, the General Partner made a $1,000 cash advance to the Partnership to pay for incidental costs. At December 31, 2012, this amount is shown as due to SQN AIF IV GP, LLC in the accompanying balance sheets. This amount was repaid during July 2013 and therefore has a $0 balance due as of December 31, 2013.

The Partnership pays the Investment Manager during the Offering Period, Operating Period and the Liquidation Period a management fee equal to or the greater of, (i) 2.5% per annum of the aggregate offering proceeds, or (ii) $125,000, payable monthly, until such time as an amount equal to at least 15% of the Partnership’s Limited Partners’ capital contributions have been returned to the Limited Partners, after which the monthly management fee will equal 100% of the management fee as initially calculated above, less 1% for each additional 1% of the Partnership’s Limited Partners’ capital contributions returned to them, such amounts are measured on the last day of each month. The management fee is paid regardless of the performance of the fund and will be adjusted in the future to reflect the equity raised. For the year ended December 31, 2013, the Partnership paid $875,000 in management fee expense which is recorded in management fee — Investment Manager in the accompanying statements of operations.

Prior to the Partnership admitting Limited Partners on May 29, 2013, any monies paid by the Investment Manager for offering expenses incurred on behalf of the Partnership, were not the responsibility of the Partnership due to the possibility that the Partnership may not admit Limited Partners. Until such time, these expenses were the responsibility of the General Partner. On May 29, 2013, the Partnership recorded a payable to the Investment Manager for offering expenses previously paid totaling $225,468 which was paid in 2013.

Securities is a Delaware limited liability company and is majority-owned subsidiary of the Partnership’s Investment Manager. Securities in its capacity as the Partnership’s selling agent receives an underwriting fee of 3% of the gross proceeds from Limited Partners’ capital contributions (excluding proceeds, if any, the Partnership receives from the sale of the Partnership’s Units to the General Partner or its affiliates). While Securities is initially acting as the Partnership’s exclusive selling agent, the Partnership may engage additional selling agents in the future.

For the year ended December 31, 2013, the Partnership incurred the following transactions with Securities:

Year Ended December 31, 2013
Underwriting fees earned by Securities	$196,395
Payments by the Partnership to Securities	(185,598)
Balance due to Securities	$10,797

For the year ended December 31, 2013, the Partnership incurred the following underwriting fee transactions:

Year Ended December 31, 2013
Underwriting discount incurred by the Partnership	$540,160
Underwriting fees earned by Securities	196,395
Fees paid to outside brokers	7,210
Total underwriting fees	$743,765

SQN AIF IV, GP LLC [Member]
Related Party Transactions
3.	Related Party Transactions

The LLC is responsible for the day-to-day operations of the Fund which pays the LLC an allowance for organizational and offering costs not to exceed 2% of all capital contributions received by the Fund. The LLC is entitled to 1% of the Fund's profits, losses, cash distributions and liquidation proceeds and reimbursement for administrative expenses incurred in relation to the Fund's operations.

The LLC also has a promotional interest in the Fund equal to 20% of all distributed distributable cash after the Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

During September 2012, the Investment Manager made a capital contribution to the LLC totaling $1,001,100. During the years ended December 31, 2013 and 2012, the LLC had made short term advances to the Investment Manager totaling $275,000 and $75,000, respectively. Throughout the course of each year, the Investment Manager repays the outstanding balance. As of December 31, 2013 and 2012, the LLC had an outstanding balance due from the Investment Manager of $100,000 and $75,000, respectively which is included in Due from SQN Capital Management, LLC in the accompanying consolidated balance sheet. From January 1, 2014 through April 10, 2014, the LLC made additional short term advances totaling $99,000. There are no formal repayment terms for the advances.

During the year ended December 31, 2013, the LLC advanced $374,500 to SQN Capital Corporation as short term advances. Subsequent to December 31, 2013, SQN Capital Corp. repaid $186,000 of the outstanding balance.

At December 31, 2013 and 2012, the LLC had a $100 investment in the Fund, which represents the general partnership interest the LLC owns in the Fund. The investment in the Fund is eliminated in consolidation. At December 31, 2012, the LLC had advanced the Fund an additional $1,000 which was repaid in July 2013.

During 2012, the General Partner made a $1,000 cash advance to the Fund to pay for incidental costs. At December 31, 2012, this amount is shown as other assets in the accompanying consolidated balance sheets. This amount was repaid during July 2013 and therefore has a $0 balance due as of December 31, 2013.

The Fund pays the Investment Manager during the Offering Period, Operating Period and the Liquidation Period a management fee equal to or the greater of, (i) 2.5% per annum of the aggregate offering proceeds, or (ii) $125,000, payable monthly, until such time as an amount equal to at least 15% of the Fund’s Limited Partners’ capital contributions have been returned to the Limited Partners, after which the monthly management fee will equal 100% of the management fee as initially calculated above, less 1% for each additional 1% of the Fund’s Limited Partners’ capital contributions returned to them, such amounts are measured on the last day of each month. The management fee is paid regardless of the performance of the fund and will be adjusted in the future to reflect the equity raised. For the year ended December 31, 2013, the Fund paid $875,000 in management fee expense which is recorded in Management fee — Investment Manager in the accompanying consolidated statements of operations.

Prior to the Fund admitting Limited Partners on May 29, 2013, any monies paid by the Investment Manager for offering expenses incurred on behalf of the Fund, were not the responsibility of the Fund due to the possibility that the Fund may not admit Limited Partners. Until such time, these expenses were the responsibility of the LLC. On May 29, 2013, the Fund recorded a payable to the Investment Manager for offering expenses previously paid totaling $225,468 which was paid in 2013.

Securities is a Delaware limited liability company and is majority-owned subsidiary of the Investment Manager. Securities in its capacity as the Fund’s selling agent receives an underwriting fee of 3% of the gross proceeds from Limited Partners’ capital contributions (excluding proceeds, if any, the Fund receives from the sale of the its Units to the LLC or its affiliates). While Securities is initially acting as the Fund’s exclusive selling agent, the Fund may engage additional selling agents in the future.

For the year ended December 31, 2013, the Fund incurred the following transactions with Securities:

Year Ended December 31, 2013
Underwriting fees earned by Securities	$196,395
Payments by the Fund to Securities	(185,598)
Balance due to Securities	$10,797

For the year ended December 31, 2013, the Fund incurred the following underwriting fee transactions:

Year Ended December 31, 2013
Underwriting discount incurred by the Fund	$540,160
Underwriting fees earned by Securities	196,395
Fees paid to outside brokers	7,210
Total underwriting fees	$743,765